Financial Instruments	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Financial instruments
23.	Financial instruments

Financial assets and financial liabilities as at June 30, 2026 and December 31, 2025 are as follows:

	Asset / (liabilities) at amortized cost	Assets /(liabilities) at fair value through profit/(loss)	Total
December 31, 2025
Cash	$91,234,090	$-	$91,234,090
Client Cash Deposits	5,615,054	-	5,615,054
Digital assets, digital assets loaned, and digital assets staked	-	515,586,931	515,586,931
Equity investments	-	131,982,050	131,982,050
Public investments	-	272,520	272,520
Private investments	-	29,372,628	29,372,628
Accounts payable and accrued liabilities	(9,270,110)	-	(9,270,110)
Loan payable	(2,611,009)	-	(2,611,009)
Lease liability	(3,102,188)	-	(3,102,188)
Warrant liability	-	(13,599,316)	(13,599,316)
Trading liabilities	-	(24,122,640)	(24,122,640)
ETP holders payable	-	(622,304,667)	(622,304,667)
June 30, 2026
Cash	$60,311,712	$-	$60,311,712
Client Cash Deposits	6,935,781	-	6,935,781
Other financial assets	2,000,921	17,049,562	19,050,483
Digital assets, digital assets loaned, and digital assets staked	-	365,799,777	365,799,777
Equity investments	-	60,576,922	60,576,922
Public investments	-	335,280	335,280
Private investments	-	15,147,378	15,147,378
Accounts payable and accrued liabilities	(5,127,267)	-	(5,127,267)
Loan payable	-	-	-
Lease liability	-	-	-
Warrant liability	-	(4,688,356)	(4,688,356)
Trading liabilities	-	(23,409,429)	(23,409,429)
ETP holders payable	-	(397,243,174)	(397,243,174)

The Company’s financial instruments are exposed to several risks, including market, liquidity, credit and currency risks. There have been no significant changes in the risks, objectives, policies and procedures from the previous year. A discussion of the Company’s use of financial instruments and their associated risks is provided below:

Credit risk

Credit risk arises from the non-performance by counterparties of contractual financial obligations. The Company’s primary counterparty related to its cash carries an investment grade rating as assessed by external rating agencies. The Company maintains all or substantially all of its cash with a major financial institution domiciled in Canada, the United States and Europe. Deposits held with this institution may exceed the amount of insurance provided on such deposits.

Expected credit losses related to digital assets loaned are recorded in the bad debt expense on the consolidated statement of operations (Note 6 and Note 12). Expected credit losses related to collateral provided on the Company’s loan payable has been recorded through unrealized losses on digital assets in the statement of operations. Expected credit losses for the six months ended June 30, 2026, are as follows:

	Asset	Quantity	Current	Non-current	Gross Total	ECL	Net Total
Counterparty A	SOL	274,177.8082	13,216,153	6,845,410	20,061,563	(69,146)	19,992,417
Counterparty E	BTC	67.97932	3,963,437.00	-	3,963,437	(2,972,578)	990,859

Regulatory Risks

As cryptocurrencies have grown in both popularity and market size, governments around the world have reacted differently to cryptocurrencies with certain governments deeming them illegal while others have allowed their use and trade. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the ability of the Company to continue to operate. The effect of any future regulatory change on the DeFi ecosystem or any cryptocurrency, project or protocol that the Company may hold is impossible to predict, but such change could be substantial and adverse to the space as a whole, as well as potentially to the Company. Governments may, in the future, restrict or prohibit the acquisition, use or redemption of cryptocurrencies. Ownership of, holding or trading in cryptocurrencies may then be considered illegal and subject to sanction. Governments may also take regulatory action that may increase the cost and/or subject cryptocurrency mining companies to additional regulation.

Custodian Risks

The Company uses multiple custodians (or third-party “wallet providers”) to hold digital assets for its DeFi Ventures business line as well as for digital assets underlying Valour Cayman ETPs. Such custodians may or may not be subject to regulation by U.S. state or federal or non-U.S. governmental agencies or other regulatory or self-regulatory organizations. The Company could have a high concentration of its digital assets in one location or with one custodian, which may be prone to losses arising out of hacking, loss of passwords, compromised access credentials, malware or cyberattacks. Custodians may not indemnify us against any losses of digital assets. Digital assets held by certain custodians may be transferred into “cold storage” or “deep storage,” in which case there could be a delay in retrieving such digital assets. The Company may also incur costs related to the third-party custody and storage of its digital assets. Any security breach, incurred cost or loss of digital assets associated with the use of a custodian could materially and adversely affect our trading execution, the value of our and the value of any investment in our common shares. Furthermore, there is, and is likely to continue to be, uncertainty as to how U.S. and non-U.S. laws will be applied with respect to custody of cryptocurrencies and other digital assets held on behalf of clients. For example, U.S.- regulated investment advisers may be required to keep client “funds and securities” with a “qualified custodian”; there remain numerous questions about how to interpret and apply this rule, and how to identify a “qualified custodian” of, digital assets, which are obviously kept in a different way from the traditional securities with respect to which such rules were written. The uncertainty and potential difficulties associated with this question and related questions could materially and adversely affect our ability to continuously develop and launch our business lines. The Company may also incur costs related to the third-party custody and storage of its digital assets. Any security breach, incurred cost or loss of digital assets associated with the use of a custodian could materially and adversely affect the execution of hedging ETPs, the value of the Company’s assets and the value of any investment in the Common Shares.

Liquidity risk

Liquidity risk is the risk that the Company will not have sufficient cash resources to meet its financial obligations as they come due. The Company’s liquidity and operating results may be adversely affected if the Company’s access to the capital markets is hindered, whether as a result of a downturn in stock market conditions generally or related to matters specific to the Company, or if the value of the Company’s investments declines, resulting in losses upon disposition. In addition, some of the investments the Company holds are lightly traded public corporations or not publicly traded and may not be easily liquidated. The Company generates cash flow from proceeds from the disposition of its investments and digital assets. There can be no assurances that sufficient funding, including adequate financing, will be available to cover the general and administrative expenses necessary for the maintenance of a public company.

The Company manages liquidity risk by maintaining adequate cash balances and liquid investments and digital assets. The Company continuously monitors and reviews both actual and forecasted cash flows, and also matches the maturity profile of financial and non-financial assets and liabilities. As at June 30, 2026, the Company had current assets of $482,885,431 (December 31, 2025 - $667,317,486) to settle current liabilities of $430,645,145 (December 31, 2025 - $672,461,715).

The following table shows the Company’s source of liquidity by assets / (liabilities) as at June 30, 2026 and December 31, 2025:

	June 30, 2026
	Total	Less than 1 year	1-3 years
Cash	$60,311,712	$60,311,712	$-
Client cash deposits	6,935,781	6,935,781	-
Prepaid expenses	7,683,328	7,683,328	-
Digital assets, digital assets loaned, and digital assets staked	365,799,777	356,237,483	9,562,294
Public Investments	335,280	335,280	-
Private investments	15,147,378	-	15,147,378
Other financial assets	19,050,483	19,050,483	-
Equity investments	60,576,922	41,282,835	19,294,087
Accounts payable and accrued liabilities	(5,127,267)	(5,127,267)	-
Loan payable	-	-	-
Trading liabilities	(23,409,429)	(23,409,429)
Lease liability	-	-	-
ETP holders payable	(397,243,174)	(397,243,174)	-
Total assets / (liabilities)	$110,060,791	$66,057,032	$44,003,759

	December 31, 2025
	Total	Less than 1 year	1-3 years
Cash	$91,234,090	$91,234,090	$-
Client cash deposits	5,615,054	5,615,054	-
Prepaid expenses	9,596,921	9,596,921	-
Digital assets, digital assets loaned, and digital assets staked	515,586,931	482,763,021	32,823,910
Public Investments	272,520	272,520	-
Private investments	29,372,628	-	29,372,628
Equity investments	131,982,050	75,411,946	56,570,104
Accounts payable and accrued liabilities	(9,270,110)	(9,270,110)	-
Loan payable	(2,611,009)	(2,611,009)	-
Trading liabilities	(24,122,640)	(24,122,640)
Lease liability	(3,102,188)	(553,973)	(2,548,215)
ETP holders payable	(622,304,667)	(622,304,667)	-
Total assets / (liabilities)	$122,249,580	$6,031,153	$116,218,427

Digital assets included in the table above are non-financial assets except USDC. For the purposes of liquidity risk analysis, these non-financial assets were included as they are mainly utilized to pay off any redemptions related to ETP holders payable, a financial liability. The lent and staked digital assets fall under the “less than 1 year” bucket.

Market risk

The Company is exposed to market risk in trading its investments and unfavourable market conditions could result in dispositions of investments at less than favorable prices. At June 30, 2026, one investment made up approximately 0.03% (December 31, 2025 – one investment of 0.03%) of the total assets of the Company.

(a)	Price and concentration risk

The Company is exposed to market risk in trading its investments and unfavourable market conditions could result in dispositions of investments at less than favorable prices. In addition, most of the Company’s investments are in the technology and resource sector. At June 30, 2026, the company had one investment exposed to market risk (December 31, 2025 – one investment) of the total assets of the Company.

(b)	Interest rate risk

The Company’s cash is subject to interest rate cash flow risk as it carries variable rates of interest. The Company’s interest rate risk management policy is to purchase highly liquid investments with a term to maturity of one year or less on the date of purchase. Based on cash balances on hand at June 30, 2026, a 1% change in interest rates could result in approximately $603,000 change in net loss.

(c)	Currency risk

Currency risk is the risk that the fair value of, or future cash flows from, the Company’s financial instruments will fluctuate because of changes in foreign exchange rates. The Company’s operations are exposed to foreign exchange fluctuations, which could have a significant adverse effect on its results of operations from time to time. The Company’s foreign currency risk arises primarily with respect to Canadian dollar, Euro, Swiss Franc, Swedish Krona and British Pound. Fluctuations in the exchange rates between this currency and the U.S. dollar could have a material effect on the Company’s business, financial condition and results of operations. The Company does not engage in any hedging activity to mitigate this risk. The Company reduces its currency risk by maintaining minimal cash balances held in foreign currency.

As at June 30, 2026 and December 31, 2025, the Company had the following financial and non-financial assets and liabilities, (amounts posted in Canadian dollars) denominated in foreign currencies:

	June 30, 2026
	Canadian Dollars	British Pound	Swiss Franc	Swedish Krona	European Euro	Arab Emirates Dirham
Cash	$988,138	$679,144	$1,156,641	$16,911,084	$6,644,235	$113,693
Private investments	505,435	—	—	—	—	—
Public investments	335,280	—	—	—	—	—
Prepaid	—	—	453,147	—	—	7,545
Accounts payable and accrued liabilities	544,371	—	(232,763)	—	—	(143,355)
ETP holders payable	—	—	—	(47,807,101)	(3,407,542)	—
Net assets (liabilities)	$2,373,224	$679,144	$1,377,025	$(30,896,017)	$3,236,693	$(22,117)
	December 31, 2025
	Canadian Dollars	British Pound	Swiss Franc	Swedish Krona	European Euro	Arab Emirates Dirham
Cash	$2,284,909	$51,536	$8,928,624	$12,978,875	$4,570,541	$457,515
Private investments	25,172,753	-	-	-	-
Prepaid investment	-	-	528,255	-	-	34,278
Accounts payable and accrued liabilities	(1,003,289)	-	(449,107)	-	(20,219)	(14,057)
ETP holders payable	-	-	-	(285,235,369)	(9,211,650)	-
Net assets (liabilities)	$26,454,373	$51,536	$9,007,772	$(272,256,494)	$(4,661,328)	$477,736

A 10% increase (decrease) in the value of the US dollar against all foreign currencies in which the Company held financial instruments as of June 30, 2026 would result in an estimated increase (decrease) in net income of approximately $2,325,000 (June 30, 2025 - $8,830,000).

(d)	Digital currency risk factors: Perception, Evolution, Validation and Valuation

A digital currency does not represent an intrinsic value or a form of credit. Its value is a function of the perspective of the participants within the marketplace for that digital currency. The price of the digital currency fluctuates as a result of supply and demand pressures that accumulate in the market for it.

Having a finite supply (in the case of many but not all digital currencies), the more people who want to own that digital currency, the more the market price increases and vice-versa.

The most common means of determining the value of a digital currency is through one or more cryptocurrency exchanges where that digital currency is traded. Such exchanges publicly disclose the “times and sales” of the various listed pairs. As the marketplace for digital currencies evolves, the process for assessing value will become increasingly sophisticated.

(e)	Fair value of financial instruments

The Company has determined the carrying values of its financial instruments as follows:

i.	The carrying values of cash, amounts receivable, accounts payable and accrued liabilities approximate their fair values due to the short-term nature of these instruments.

ii.	Public investments, private investments, and derivative liabilities are carried at amounts in accordance with the Company’s accounting policies as set out in Note 2 in the Company’s December 31, 2025 financial statements.

iii.	Other investments are carried at fair value through profit and loss.

iv.	Digital assets classified as financial assets relate to USDC which is measured at fair value.

v.	Warrant liability carried at its fair value.

The following table illustrates the classification and hierarchy of the Company’s financial instruments, measured at fair value in the statements of financial position as at June 30, 2026 and December 31, 2025.

	Level 1 (Quoted Market price)	Level 2 (Valuation technique -observable market Inputs)	Level 3 (Valuation technique - non-observable market inputs)	Total
Privately traded investments	$-	$-	$29,372,628	$29,372,628
Digital assets	-	496,934,790	18,652,141	515,586,931
Equity investments	-	-	131,982,050	131,982,050
Publicly traded investments	272,520	-	-	272,520
Warrant liability	-	-	(13,599,316)	(13,599,316)

December 31, 2025	$272,520	$496,934,790	$166,407,503	$663,614,813

Privately traded investments	$-	$-	$15,147,378	$15,147,378
Other investments	19,050,483	-	-	19,050,483
Digital assets	-	359,472,791	6,326,986	365,799,777
Equity investments	-	-	60,576,922	60,576,922
Publicly traded investments	335,280	-	-	335,280
Warrant liability	-	-	(4,688,356)	(4,688,356)
June 30, 2026	$19,385,763	$359,472,791	$77,362,930	$456,221,484

Level 1 Hierarchy

The following table presents the changes in fair value measurements of financial instruments classified as Level 1 during the periods ended June 30, 2026 and December 31, 2025. These financial instruments are measured at fair value based utilizing quoted market prices. The net realized losses and net unrealized gains are recognized in the statements of loss.

Level 1 investments, financial assets at fair value	June 30, 2026	December 31, 2025
Opening balance	$272,520	$778,085
Realized loss on investments	-	(419,093)
Additions	22,180,585	-
Unrealized loss on investments	(3,056,555)	-
Foreign exchange loss	(10,787)	-
Transferred from level 3	-	272,520
Investments sold	-	(358,992)
	$19,385,763	$272,520

Strategy Variable Rate Perpetual Stretch Preferred Shares Series A ( “STRC”)

During the six months ended June 30, 2026, the Company invested $ in STRC. As of June 30, 2026, the valuation of STRC was based on market price of STRC preferred shares. During the six months ended June 30, 2026, the Company recorded a loss of $2,950,428 through the statement of income related to the preferred shares. As at June 30, 2026, a +/- 10% change in the fair value of these preferred shares will result in a corresponding +/- $1,704,956 change in the carrying amount (December 31, 2025 - $nil).

TenX Protocols Inc. (“TenX”)

On July 24, 2025, the Company invested $718,339 to acquire 1,334,000 subscription receipts of TenX. During the year ended December 31, 2025, the Company converted its 1,334,000 subscription receipts into 1,334,000 common shares and 667,000 common share purchase warrants. As a result of this conversion, the Company revalues its investment in TenX based on the market price of the TenX shares at the end of each reporting period. During the six months ended June 30, 2025, the Company received an additional 938,831 TenX shares. As at June 30, 2026, the valuation of TenX was $335,280 (December 31, 2025 - $272,520). As at June 30, 2026, a +/- 10% change in the fair value of TenX will result in a corresponding +/- $33,528 change in the carrying amount (December 31, 2025 - $27,252).

Level 2 Hierarchy

The following table presents the changes in fair value measurements of financial instruments classified as Level 2 during the periods ended June 30, 2026 and December 31, 2025. These financial instruments are measured at fair value utilizing observable market inputs. The net realized losses and net unrealized gains are recognized in the statements of loss.

Level 2 investments, financial assets at fair value	June 30, 2026	December 31, 2025
Opening balance	$496,934,790	$555,838,900
Digital assets acquired	34,559,755	232,267,760
Digital assets disposed	(16,466,844)	(87,878,518)
Digital assets earned from staking, lending and fees	3,677,070	12,332,036
Realized gain on digital assets	(60,135,440)	49,635,380
Unrealized losses on digital assets	(140,304,931)	(260,376,909)
Settlement of Genesis loan	-	(6,100,598)
Digital assets transferred in from level 3	30,731,127	2,749,352
Digital assets from settlement of ETPs	10,378,596	-
Fees and other	98,668	(1,532,613)
	$359,472,791	$496,934,790

Level 3 Hierarchy

The following table presents the changes in fair value measurements of financial instruments classified as Level 3 during the periods ended June 30, 2026 and December 31, 2025. These financial instruments are measured at fair value utilizing non-observable market inputs. The net realized losses and net unrealized gains are recognized in the statements of loss.

Level 3 investments, financial assets at fair value	June 30, 2026	December 31, 2025
Opening balance	$180,006,819	$294,773,144
Transferred to level 1	-	(272,520)
Acquired as subsidiary	-	(379,906)
Realized gain	(2,228,661)	31,217,931
Unrealized (loss)/ gain	(51,115,272)	(121,974,940)
Transferred to level 2	(30,731,127)	(2,749,352)
Foreign exchange loss	(523,862)	(527,269)
Equity investments disposed	(15,965,180)	(71,685,819)
Cash	15,965,179	50,865,445
Cash transferred to bank	(15,965,179)	-
Management fees	(248,663)	-
Digital assets earned from staking, lending and fees	2,857,232	740,105
	$82,051,286	$180,006,819

Within Level 3, the Company includes private company investments that are not quoted on an exchange. The key assumptions used in the valuation of these instruments include (but are not limited to) the value at which a recent financing was done by the investee, company-specific information, trends in general market conditions and the share performance of comparable publicly traded companies.

Level 3 investments, financial liabilities at fair value	June 30, 2026	December 31, 2025
Opening balance	$13,599,316	$-
Warrants granted	-	53,195,195
Change in fair value	(8,910,960)	(39,595,879)
	$4,688,356	$13,599,316

As valuations of investments for which market quotations are not readily available, are inherently uncertain, may fluctuate within short periods of time and are based on estimates, determination of fair value may differ materially from the values that would have resulted if a ready market existed for the investments. Given the size of the private investment portfolio, such changes may have a significant impact on the Company’s financial condition or operating results.

The following table presents the fair value, categorized by key valuation techniques and the unobservable inputs used within Level 3 as at June 30, 2026 and December 31, 2025.

Description	Fair value	Valuation technique	Significant unobservable input(s)	Range of significant unobservable input(s)
Luxor Technology Corporation	$524,963	Recent financing	Marketability of shares	0% discount
Amina Bank	24,285,752	Market approach	Marketability of shares	0% discount
ZKP Corporation	1,000,000	Recent financing	Marketability of shares	0% discount
Global Benchmarks AB	199,875	Recent financing	Marketability of shares	0% discount
CH Technical Solutions SA	362,038	Recent financing	Marketability of shares	0% discount
Canada Stablecorp Inc.	500,000	Recent financing	Marketability of shares	0% discount
Continental Stable Coin	500,000	Recent financing	Marketability of shares	0% discount
Bonsol Labs Inc.	2,000,000	Recent financing	Marketability of shares	0% discount
Equity Investments in digital	131,982,050	Market approach	Discount for lack of marketability	16% discount
Digital assets on loan	18,652,141	Market approach	Discount for lack of marketability	30% discount
December 31, 2025	$180,006,819

Luxor Technology Corporation	$505,435	Recent financing	Marketability of shares	0% discount
Amina Bank	11,442,068	Market approach	Marketability of shares	0% discount
ZKP Corporation	-	Recent financing	Marketability of shares	0% discount
Global Benchmarks AB	199,875	Recent financing	Marketability of shares	0% discount
CH Technical Solutions SA	-	Recent financing	Marketability of shares	0% discount
Canada Stablecorp Inc.	500,000	Recent financing	Marketability of shares	0% discount
Continental Stable Coin	500,000	Recent financing	Marketability of shares	0% discount
Bonsol Labs Inc.	2,000,000	Recent financing	Marketability of shares	0% discount
Equity Investments in digital	60,576,922	Market approach	Discount for lack of marketability	13% discount
Digital assets on loan	6,326,986	Market approach	Discount for lack of marketability	25% discount
June 30, 2026	$82,051,286

Luxor Technology Corporation (“LTC”)

On December 29, 2020, the Company subscribed $100,000 to acquire certain rights to the preferred shares of LTC. The transaction was closed on February 15, 2021. On May 11, 2021, the Company subscribed to additional rights of $62,500. Management has determined that there are no reasonably possible alternative assumptions that would change the fair value significantly as at June 30, 2026. As at June 30, 2026 the valuation of LTC was $505,435 (December 31, 2025 - $524,963). As at June 30, 2026, a +/- 10% change in the fair value of LTC will result in a corresponding +/- $50,544 (December 31, 2025 - $52,496) change in the carrying amount.

Amina Bank AG (“Amina”)

On January 14, 2022, the Company invested $25,286,777 (CAD$34,498,750) to acquire 3,906,250 non-votes shares of Amina. During the year ended December 31, 2025 and the six months ended June 30, 2026, the Company impaired its investment in Amina due to the decrease in Amina’s assets under management. As at June 30, 2026, the valuation of Amina was $11,442,068 (December 31, 2025 - $24,285,752). As at June 30, 2026, a +/- 10% change in the fair value of Amina will result in a corresponding +/- $1,144,207 (December 31, 2025 +/- $2,428,575) change in the carrying amount.

ZKP Corporation (“ZKP”)

On August 2, 2024, the Company invested $1,000,000 to acquire shares of ZKP. During the six months ended June 30, 2026, the Company impaired its investment in ZKP. As at June 30, 2026, the valuation of ZKP was $nil (December 31, 2025 - $1,000,000). As at June 30, 2026, a +/- 10% change in the fair value of ZKP will result in a corresponding +/- $nil change in the carrying amount (December 31, 2025 - $100,000).

Global Benchmarks AB (“Global Benchmarks”)

On September 24, 2024, the Company invested $199,875 to acquire shares of Global Benchmarks. As at June 30, 2026, the valuation of Global Benchmarks was based on a recent financing price. Management has determined that there are no reasonably possible alternative assumptions that would change the fair value significantly as at June 30, 2026. As at June 30, 2026, a +/- 10% change in the fair value of Global Benchmarks will result in a corresponding +/- $19,988 change in the carrying amount (December 31, 2025 - $19,988).

CH Technical Solutions SA (“CH Technical”)

On September 24, 2024, the Company invested $3,971,272 to acquire 25 shares of CH Technical. During the year ended December 31, 2025 and the six months ended June 30, 2026, the Company impaired its investment in CH Technical based on the investments in CH Technical. As at June 30, 2026, the valuation of CH Technical was $nil (December 31, 2025 - $362,038). As at June 30, 2026, a +/- 10% change in the fair value of CH Technical will result in a corresponding +/- $nil change in the carrying amount (December 31, 2025 - $36,204).

Canada Stablecorp Inc.

On September 9, 2025, the Company invested $499,999 to acquire 303,030 shares of Canada Stablecorp Inc. As at December 31, 2025, the valuation of Canada Stablecorp Inc. was based on a recent financing price. Management has determined that there are no reasonably possible alternative assumptions that would change the fair value significantly as at June 30, 2026. As at June 30, 2026, a +/- 10% change in the fair value of Canada Stablecorp Inc. will result in a corresponding +/- $50,000 change in the carrying amount (December 31, 2025 - $50,000).

Continental Stable Coin

On July 25, 2025, the Company invested $500,000 to acquire rights to certain preferred shares of Continental Stable Coin. As at June 30, 2026, the valuation of Continental Stable Coin was based on a recent financing price. Management has determined that there are no reasonably possible alternative assumptions that would change the fair value significantly as at June 30, 2026. As at June 30, 2026, a +/- 10% change in the fair value of Continental Stable Coin will result in a corresponding +/- $50,000 change in the carrying amount (December 31, 2025 - $50,000).

Bonsol Labs Inc. (“Bonsol”)

On November 13, 2025, the Company invested $2,000,000 to acquire rights to certain preferred shares of Bonsol. As at June 30, 2026, the valuation of Bonsol was based on a recent financing price. Management has determined that there are no reasonably possible alternative assumptions that would change the fair value significantly as at June 30, 2026. As at June 30, 2026, a +/- 10% change in the fair value of Bonsol will result in a corresponding +/- $200,000 change in the carrying amount (December 31, 2025 - $200,000).

SUI Digital Assets Loaned at FVTPL

During Q2 2025, the Company invested $41,160,000 to acquire SUI digital assets. Management used the net asset values as determined by market pricing and applied a 26% discount for lack of marketability. As at June 30, 2026, a +/- 10% change in the fair value of the SUI digital assets loaned will result in a corresponding +/- $605,769 change in the carrying amount (December 31, 2025 - $1,865,214).

Equity Investments in Digital Assets Funds at FVTPL (“Equity Investments”)

During Q2 2024, the Company invested $173,814,136 to acquire interest in two entities set up to hold SOL and AVAX acquired from a bankrupt estate. Management used the net asset values as determined by the entities managers and applied a 13% discount for lack of marketability. As at June 30, 2026, a +/- 10% change in the fair value of the Equity Investments will result in a corresponding +/- $6,057,692 change in the carrying amount (December 31, 2025 - $13,198,205).